Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000134834
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class A Shares
Trading Symbol	GPAAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	www.grantparkfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$181	1.73%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund
Without Load	9.05%	4.14%	4.19%
With Load	2.78%	2.92%	3.57%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 383,719,131
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,987,284
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%

C000134835
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class C Shares
Trading Symbol	GPACX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	www.grantparkfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$258	2.48%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	8.20%	3.36%	3.41%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 383,719,131
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,987,284
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%

C000134836
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class I Shares
Trading Symbol	GPAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	www.grantparkfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$155	1.48%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	9.34%	4.42%	4.45%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 383,719,131
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,987,284
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%

C000134837
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class N Shares
Trading Symbol	GPANX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	www.grantparkfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$181	1.73%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	9.03%	4.16%	4.20%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 383,719,131
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,987,284
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%